Note 35 Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	€ 190	€ 193
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	(13)	30
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	202	163
Gains or losses on financial instruments held for trading net	1,158	1,151
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0
Reclassification Of Other Gains Losses To Held For Trading	1,158	1,151
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	53	188
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	53	188
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	214	29
Gain (loss) on hedge ineffectiveness recognised in profit or loss	4	(7)
Subtotal gains or losses in financial assets and liabilities net	1,618	1,554
Foreign exchange gain (loss)	(121)	(123)
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	€ 1,498	€ 1,431